UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite.300 Indianapolis, IN            46208

(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Polynous Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Common Stocks - 96.40%	Shares	Value

Arrangement of Transportation of Freight & Cargo - 2.37%
Pacer International, Inc.	18,100	$ 266,794

Computer Communications Equipment - 5.48%
ACME Packet, Inc. (a)	20,900	300,124
Brocade Communications Systems, Inc. (a)	33,300	316,683
		616,807

Computer Peripheral Equipment - 2.15%
Aruba Networks, Inc. (a)	12,673	241,928

Crude Petroleum & Natural Gas - 7.79%
Brigham Exploration Co. (a)	31,900	235,103
Cimarex Energy Co.	7,900	320,029
W&T Offshore, Inc.	12,000	321,840
		876,972

Drilling Oil & Gas Wells - 2.60%
Hercules Offshore, Inc. (a)	10,800	292,032

Fabricated Plate Work (Boiler Shops) - 2.77%
Chart Industries, Inc. (a)	9,500	311,600

Finance Services - 1.10%
Consumer Portfolio Services, Inc. (a)	25,298	123,707

Fire, Marine & Casualty Insurance - 2.12%
21st Century Holding Co.	14,226	238,855

Hospital & Medical Service Plans - 1.93%
Wellcare Health Plans, Inc. (a)	9,000	217,710

Household Audio & Video Equipment - 1.72%
Directed Electronics, Inc. (a)	78,293	193,384

Insurance Carriers - 2.72%
Hallmark Financial Services, Inc. (a)	18,300	306,525

In Vitro & In Vitro Diagnostic Substances - 0.01%
Gene Logic, Inc. (a)	966	1,005

Measuring & Controlling Devices - 2.31%
Image Sensing Systems, Inc. (a)	14,600	259,369

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments - continued
October 31, 2007 (Unaudited)

Common Stocks - 96.40% - continued	Shares	Value

National Commercial Banks - 2.78%
Integrity Bancshares, Inc. (a)	79,600	$ 312,828

Oil & Gas Field Machinery & Equipment - 2.24%
Boots & Coots International Well Control, Inc. (a)	175,100	252,144

Pharmaceutical Preparations - 7.27%
Cubist Pharmaceuticals, Inc. (a)	13,000	304,200
Interpharm Holdings, Inc. (a)	173,000	216,250
Salix Pharmaceuticals, Ltd. (a)	25,400	297,180
		817,630

Radio & TV Broadcasting & Communications Equipment - 2.40%
Radyne Corp. (a)	26,200	269,860

Retail - Apparel & Accessory Stores - 2.80%
Jos A Bank Clothiers, Inc. (a)	10,800	315,468

Retail - Eating Places - 2.14%
Texas Roadhouse, Inc. - Class A (a)	19,000	240,730

Savings Institution (Federally Chartered) - 1.98%
E*Trade Financial Corp. (a)	20,000	222,800

Security Brokers, Dealers & Flotation Companies - 2.86%
TradeStation Group, Inc. (a)	26,400	322,080

Semiconductors & Related Devices - 10.21%
Alliance Fiber Optic Products, Inc. (a)	131,965	267,889
Conexant Systems, Inc. (a)	212,600	272,128
QLogic Corp. (a)	22,000	341,660
Vitesse Semiconductor Corp. (a)	240,800	267,288
		1,148,965

Services - Computer Programming Services - 3.25%
Ness Technologies, Inc. (a)	31,300	366,210

Services - Direct Mail Advertising - 2.73%
infoUSA, Inc.	29,200	307,184

Services - Equipment Rental & Leasing - 2.47%
Rent-A-Center, Inc. (a)	17,400	278,400

Services - Help Supply Services - 1.20%
ATC Healthcare, Inc. - Class A (a)	794,600	135,161

Services - Management Consulting Services - 2.56%
Thomas Group, Inc.	29,300	288,312

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited)

Common Stocks - 96.40% - continued	Shares	Value

Services - Miscellaneous Amusement & Recreation - 3.06%
Full House Resorts, Inc. (a)	66,600	$ 205,794
YouBet Com, Inc. (a)	116,350	138,456
		344,250

Services - Prepackaged Software - 2.02%
ActivIdentity Corp. (a)	48,900	227,385

State Commercial Banks - 6.76%
The Colonial BancGroup, Inc.	16,100	308,798
Dearborn Bancorp, Inc. (a)	12,105	141,144
First Regional Bancorp (a)	13,228	310,858
		760,800

Telephone & Telegraph Apparatus - 2.60%
Sycamore Networks, Inc. (a)	68,500	292,495

TOTAL COMMON STOCKS (Cost $11,816,099)		10,849,390

Warrants - 0.00%
Tengasco, exercise price @ $0.45, expires 09/12/08 (a) (b)	15,073	452

TOTAL WARRANTS (Cost $0)		452

Money Markets - 3.12%	Shares
Fidelity Institutional Prime Money Market Fund, 5.07% (c)	32,662	32,662
Huntington Money Market Fund, 4.04% (c)	318,761	318,761

TOTAL MONEY MARKETS (Cost $351,423)		351,423

TOTAL INVESTMENTS (Cost $12,167,522) - 99.52%		$ 11,201,265

Other assets in excess of liabilities - 0.48%		54,037

TOTAL NET ASSETS - 100.00%		$ 11,255,302

(a) Non-income producing.
(b) As of October 31, 2007, this security is currently valued according to fair value procedures
(c) Variable rate securities; the coupon rate shown represents the rate at October 31, 2007.
Tax Related
Unrealized appreciation		$ 680,212
Unrealized depreciation		(1,646,469)
Net unrealized depreciation		$ (966,257)

Aggregate cost of securities for income tax purposes		$ 12,167,522

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund

Related Footnotes to the Schedule of Investments

October 31, 2007 – (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.

Mirzam Capital Appreciation Fund
Schedule of Investments
October 31, 2007
(Unaudited)

Common Stocks - 36.12%	Shares	Value

Bituminous Coal & Lignite Surface Mining - 2.83%
Alliance Resource Partners, L.P.	150	$ 5,769
Fording Canadian Coal Trust	70	2,549
		8,318

Cable & Other Pay Television Services - 1.37%
Net Servicos de Comunicacao S.A. (a) (b)	250	4,020

Cement, Hydraulic - 2.01%
Eagle Materials, Inc.	150	5,926

Crude Petroleum & Natural Gas - 6.10%
Pengrowth Energy Trust	285	5,392
PetroChina Co., Ltd. (b)	15	3,939
Unit Corp. (a)	180	8,599
		17,930

Cutlery, Handtools & General Hardware - 2.55%
Simpson Manufacturing Co., Inc.	250	7,498

Industrial Organic Chemicals - 1.03%
Methanex Corp.	100	3,042

Meat Packing Plants - 2.22%
Seaboard Corp.	4	6,528

Natural Gas Transmission - 1.58%
TransCanada Corp.	110	4,661

Petroleum Refining - 0.87%
StatoilHydro ASA (b)	75	2,556

Radiotelephone Communications - 2.44%
SK Telecom Co., Ltd. (b)	80	2,465
Tele Norte Leste Participacoes S.A. (b)	140	3,052
Vimpel - Communications (b)	50	1,654
		7,171

Railroad Equipment - 1.91%
FreightCar America, Inc.	130	5,616

Refuse Systems - 1.22%
American Ecology Corp.	150	3,591

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.56%
Carpenter Technology Corp.	40	5,796
Tenaris S.A. (b)	90	4,842
Ternium S.A. (b)	75	2,770
		13,408
*See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund
Schedule of Investments
October 31, 2007
(Unaudited)

Common Stocks - 36.12%	Shares	Value

Surety Insurance - 1.37%
Triad Guaranty, Inc. (a)	500	$ 4,030

Surgical & Medical Instruments & Apparatus - 1.11%
China Medical Technologies, Inc. (b)	70	3,265

Telephone Communications (No Radiotelephone) - 2.95%
PT Telekomunikasi Indonesia (b)	120	5,790
Turkcell Iletisim Hizmetleri AS (b)	120	2,885
		8,675

TOTAL COMMON STOCKS (Cost $93,486)		106,235

Money Market Securities - 71.12%
Huntington Money Market Fund - 4.04%, (c)	209,210	209,210

TOTAL MONEY MARKET SECURITIES (Cost $209,210)		209,210

TOTAL INVESTMENTS (Cost $302,696) - 107.24%		$ 315,445

Liabilities in excess of other assets - (7.24)%		(21,306)

TOTAL NET ASSETS - 100.00%		$ 294,139

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at October 31, 2007.

Tax Related
Unrealized appreciation		$ 13,640
Unrealized depreciation		(891)
Net unrealized depreciation		$ 12,749

Aggregate cost of securities for income tax purposes		$ 302,696

*See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Related Notes to the Schedule of Investments

October 31, 2007

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at it last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists or determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By /s/ Anthony Ghoston
Anthony J. Ghoston, President

Date: 12/17/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Anthony Ghoston
Anthony J. Ghoston, President

Date: 12/17/2007

By /s/ J. Michael Landis
J. Michael Landis, Treasurer

Date: 12/27/2007

.